Kurv High Income ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 60.4%		Shares	Value
Advertising Agencies - 3.8%
AppLovin Corp. - Class A (a)(b)(c)		3,366	$1,463,436

All Other Publishers - 3.5%
Reddit, Inc. - Class A (a)(b)		9,163	1,336,057

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.5%
Shopify, Inc. - Class A (a)(b)		11,220	1,354,590

Instrument Manufacturing for Measuring and Testing Electricity and Electrical Signals - 8.9%
Teradyne, Inc. (b)		10,659	3,411,200

Investment Banking and Securities Intermediation - 3.1%
Robinhood Markets, Inc. - Class A (a)		15,708	1,191,452

Other Aluminum Rolling, Drawing, and Extruding - 6.1%
Howmet Aerospace, Inc.		8,976	2,356,469

Other Electric Power Generation - 5.2%
Vistra Corp. (b)		11,407	1,983,563

Pharmaceutical Preparation Manufacturing - 1.8%
Hims & Hers Health, Inc. (a)(b)		47,311	686,956

Semiconductor and Related Device Manufacturing - 14.9%
Advanced Micro Devices, Inc. (a)(b)		8,789	1,759,646
Broadcom, Inc. (b)		5,236	1,673,164
Intel Corp. (a)(b)		49,742	2,268,732
			5,701,542

Software Publishers - 3.9%
Freshworks, Inc. - Class A (a)		30,855	241,286
Shift4 Payments, Inc. - Class A (a)(b)		28,798	1,269,128
			1,510,414

Turbine and Turbine Generator Set Units Manufacturing - 5.7%
BWX Technologies, Inc. (b)		10,659	2,195,541
TOTAL COMMON STOCKS (Cost $25,469,289)			23,191,220

EXCHANGE TRADED FUNDS - 24.0%		Shares	Value
Global X Silver Miners ETF (b)(c)		33,099	3,906,675
iShares Silver Trust (a)(b)		19,512	1,658,325
VanEck Gold Miners ETF (b)(c)		31,416	3,639,229
TOTAL EXCHANGE TRADED FUNDS (Cost $7,068,965)			9,204,229

PURCHASED OPTIONS - 1.9% (d)(e)	Notional Amount	Contracts	Value
Call Options - 1.8%
Applied Materials, Inc., Expiration: 03/20/2026; Exercise Price: $320.00	$1,265,820	34	194,055
Bloom Energy Corp., Expiration: 03/20/2026; Exercise Price: $90.00	373,608	24	158,940
Invesco QQQ Trust Series 1, Expiration: 03/20/2026; Exercise Price: $640.00	1,821,870	30	2,250
iShares Bitcoin Trust ETF, Expiration: 06/18/2026; Exercise Price: $46.00	1,487,600	400	55,200
iShares MSCI Emerging Markets ETF, Expiration: 06/18/2026; Exercise Price: $70.00	4,005,120	640	39,040
Micron Technology, Inc., Expiration: 03/20/2026; Exercise Price: $340.00	1,113,399	27	216,675
Oracle Corp., Expiration: 03/20/2026; Exercise Price: $170.00	1,454,000	100	35,250
Total Call Options			701,410

Put Options - 0.1%
Amgen, Inc., Expiration: 03/20/2026; Exercise Price: $340.00	1,940,800	50	3,075
Biogen, Inc., Expiration: 03/20/2026; Exercise Price: $175.00	1,438,650	75	7,312
Diamondback Energy, Inc., Expiration: 03/20/2026; Exercise Price: $150.00	1,305,600	75	6,938
Fortinet, Inc., Expiration: 03/20/2026; Exercise Price: $70.00	1,185,450	150	7,725
Total Put Options			25,050
TOTAL PURCHASED OPTIONS (Cost $542,781)			726,460

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 12.5% (c)(e)		Par	Value
3.57%, 06/11/2026		$1,500,000	1,485,034
3.41%, 09/03/2026		3,400,000	3,338,939
TOTAL U.S. TREASURY BILLS (Cost $4,826,493)			4,823,973

MONEY MARKET FUNDS - 2.5%		Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.55% (f)		950,295	950,295
TOTAL MONEY MARKET FUNDS (Cost $950,295)			950,295

TOTAL INVESTMENTS - 101.3% (Cost $38,857,823)			38,896,177
Liabilities in Excess of Other Assets - (1.3)%			(511,620)
TOTAL NET ASSETS - 100.0%			$38,384,557

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $11,244,480 which represented 29.3% of net assets.

(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of February 28, 2026.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Kurv High Income ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (1.8)% (a)	Notional Amount	Contracts	Value
Call Options - (1.4)%
Advanced Micro Devices, Inc., Expiration: 03/06/2026; Exercise Price: $210.00	$(1,741,827)	(87)	$(18,835)
Applied Materials, Inc., Expiration: 03/06/2026; Exercise Price: $395.00	(1,265,820)	(34)	(9,146)
AppLovin Corp., Expiration: 03/06/2026; Exercise Price: $455.00	(1,434,741)	(33)	(29,535)
Bloom Energy Corp., Expiration: 03/06/2026; Exercise Price: $170.00	(373,608)	(24)	(10,080)
Broadcom, Inc., Expiration: 03/06/2026; Exercise Price: $345.00	(1,661,660)	(52)	(27,950)
BWX Technologies, Inc., Expiration: 03/20/2026; Exercise Price: $230.00	(2,183,388)	(106)	(25,175)
Global X Silver Miners ETF, Expiration: 03/20/2026; Exercise Price: $130.00	(3,835,975)	(325)	(91,813)
Hims & Hers Health, Inc., Expiration: 03/06/2026; Exercise Price: $16.00	(686,796)	(473)	(8,750)
Intel Corp., Expiration: 03/06/2026; Exercise Price: $49.00	(2,266,817)	(497)	(22,117)
iShares Silver Trust, Expiration: 03/06/2026; Exercise Price: $89.00	(1,657,305)	(195)	(43,290)
Micron Technology, Inc., Expiration: 03/06/2026; Exercise Price: $435.00	(1,113,399)	(27)	(17,955)
Oracle Corp., Expiration: 03/20/2026; Exercise Price: $190.00	(1,454,000)	(100)	(12,750)
Reddit, Inc., Expiration: 03/06/2026; Exercise Price: $155.00	(1,326,871)	(91)	(17,426)
Shift4 Payments, Inc., Expiration: 03/20/2026; Exercise Price: $70.00	(1,264,809)	(287)	(5,740)
Shopify, Inc., Expiration: 03/06/2026; Exercise Price: $125.00	(1,352,176)	(112)	(25,424)
Teradyne, Inc., Expiration: 03/06/2026; Exercise Price: $340.00	(3,392,318)	(106)	(45,050)
VanEck Gold Miners ETF, Expiration: 03/20/2026; Exercise Price: $120.00	(3,579,456)	(309)	(115,103)
Vistra Corp., Expiration: 03/06/2026; Exercise Price: $180.00	(1,982,346)	(114)	(31,122)
Total Call Options			(557,261)

Put Options - (0.4)%
Amgen, Inc., Expiration: 03/20/2026; Exercise Price: $355.00	(1,940,800)	(50)	(8,350)
Applied Materials, Inc., Expiration: 03/20/2026; Exercise Price: $320.00	(1,265,820)	(34)	(13,345)
Biogen, Inc., Expiration: 03/20/2026; Exercise Price: $185.00	(1,438,650)	(75)	(22,313)
Bloom Energy Corp., Expiration: 03/20/2026; Exercise Price: $90.00	(373,608)	(24)	(1,836)
Diamondback Energy, Inc., Expiration: 03/20/2026; Exercise Price: $160.00	(1,305,600)	(75)	(15,187)
Fortinet, Inc., Expiration: 03/20/2026; Exercise Price: $75.00	(1,185,450)	(150)	(20,850)
iShares MSCI Emerging Markets ETF, Expiration: 06/18/2026; Exercise Price: $58.00	(2,002,560)	(320)	(43,360)
Micron Technology, Inc., Expiration: 03/20/2026; Exercise Price: $340.00	(1,113,399)	(27)	(20,588)
Total Put Options			(145,829)
TOTAL WRITTEN OPTIONS (Premiums received $760,693)			$(703,090)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Kurv High Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$23,191,220	$–	$–	$23,191,220
Exchange Traded Funds	9,204,229	–	–	9,204,229
Purchased Options	–	726,460	–	726,460
U.S. Treasury Bills	–	4,823,973	–	4,823,973
Money Market Funds	950,295	–	–	950,295
Total Investments	$33,345,744	$5,550,433	$–	$38,896,177

Liabilities:
Investments:
Written Options	$–	$(703,090)	$–	$(703,090)
Total Investments	$–	$(703,090)	$–	$(703,090)

Refer to the Schedule of Investments for further disaggregation of investment categories.